Employee Benefits - Pension Costs (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 46,542	€ 40,476	€ 34,525
Pension plans based on defined contribution	24,774	19,799	15,773
Pension and retirement expenses	€ 71,316	€ 60,275	€ 50,298